Related Party Transactions - Summary Of Related Party And Nature Of Relationship (Details) - 6 months ended Jun. 30, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Related Party Transactions
Amounts due to related party	¥ 2,430	$ 334
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu")
Related Party Transactions
Relationship with the company	Entity controlled by a principal shareholder